Average Annual Total Returns - Invesco VI Global Core Equity Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper VUF Global Multi-Cap Value Funds Classification Average 1 Year	Lipper VUF Global Multi-Cap Value Funds Classification Average 5 Years	Lipper VUF Global Multi-Cap Value Funds Classification Average 10 Years
Total	Jan. 02, 1997	13.23%	9.52%	6.86%	Jun. 01, 2010	13.03%	9.24%	6.60%	15.90%	12.19%	9.87%	2.45%	6.53%	6.06%